Defined Benefit Plans - Summary of Fair Value of Plan Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	€ 43	€ 39
Net interest on net defined benefit liability (asset)	18	18
Total defined benefit expenses	61	57
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	36	32
Net interest on net defined benefit liability (asset)	9	9
Total defined benefit expenses	45	42
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	7	7
Net interest on net defined benefit liability (asset)	9	9
Total defined benefit expenses	€ 15	€ 15